Investments Held in Trust Account (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Investments Held in Trust Account [Line Items]
Assets held in the trust account	$ 100,525,498	$ 54,075,630
Interest income	$ 1,309,248	$ 3,664,204